[LOGO] SCUDDER
       INVESTMENTS (SM)



Scudder
Institutional Shares:


Scudder Money
Market Series
Fund #403










Semiannual Report
November 30, 1999



The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies.

Scudder
Institutional Shares

Scudder Money Market Series

Scudder Institutional Funds Client Services
222 South Riverside Plaza, 33rd Floor
Chicago, Illinois 60606-5808

Telephone:        800 537 3177
E-mail:           ifunds@scudder.com
Web site:         http://institutionalfunds.scudder.com

Investment Manager
Scudder Kemper Investments, Inc.

Distributor
Kemper Distributors, Inc.

Custodian
State Street Bank and Trust Company

Fund Accounting Agent
Scudder Fund Accounting Corporation

Transfer Agent and
Dividend Disbursing Agent
Scudder Service Corporation

Legal Counsel
Dechert Price & Rhoads

For more information, call or write the Distributor at the address above.

                                -----------------

Scudder Institutional Shares are not insured or guaranteed by the U.S. Government. The fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This report is for the information of the shareholders. Its use in connection with any offering of the fund's shares is authorized only in case of a concurrent or prior delivery of the fund's current prospectus.

Contents
--------------------------------------------------------------------------------

             4   Letter from the Fund's Portfolio Manager

             6   Investment Portfolio

            10   Financial Statements

            14   Financial Highlights

            15   Notes to Financial Statements

            19   Officers and Directors

Letter from the Fund's Portfolio Manager
--------------------------------------------------------------------------------

Dear Shareholders,

Over the past six months the U.S. economy continued to grow, as low inflation and strong employment figures boosted consumer confidence. The Federal Reserve Board of Governors (the Fed) continued to take measures to tighten monetary conditions. This was due to continuing concerns the economy was growing at too rapid a pace and inflation would start emerging because of tight labor markets. Meanwhile, a number of foreign economies continued to rebound, especially Japan and Europe. These factors translated into increased worldwide growth and capital demand, and helped build the expectation that U.S. Gross Domestic Product should remain strong with at least 4% growth. As a result, the Fed seemed content with its present level of monetary restraint for the remainder of 1999 in order to facilitate orderly, functioning financial markets. We anticipate a relatively good pace of economic growth continuing early in 2000.

Considering this information, we plan to take a relatively defensive approach to Scudder Money Market Series' average maturity, although we will look for attractive opportunities to extend maturities, and enhance performance.

The fund's management is dedicated to achieving its objective. Given the conditions stated above and our strategy, Scudder Money Market Series offers a high degree of stability, and should continue to be an excellent place for you to invest your money. The Scudder Government and Tax Free Money Market Series are expected to close in January, 2000.

Thank you again for your investment in Scudder Money Market Series. We look forward to serving your investment needs for years to come.

Sincerely,

/s/Frank J. Rachwalski

Frank J. Rachwalski

Vice President and Lead Portfolio Manager,
Scudder Money Market Series -- Institutional Shares





Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Scudder Money Market Series. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University, Chicago.

Like all money market funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only for the six-month period ending November 30, 1999. The manager's views are subject to change at any time, based on market and other conditions.

Investment Portfolio                         as of November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal
                                                        Amount ($)     Value ($)
--------------------------------------------------------------------------------

Money Market Series

------------------------------------------------------------------------------------
Repurchase Agreements 1.7%
------------------------------------------------------------------------------------

State Street Bank and Trust Company, 5.63%, to be
 repurchased on 12/1/1999 at $95,517,936                              --------------
 (cost $95,503,000)** ................................    95,503,000     95,503,000
                                                                      --------------

------------------------------------------------------------------------------------
Commercial Paper 55.0%
------------------------------------------------------------------------------------

Alpine Securitization Corp., 6.05%, 1/21/2000 ........   15,756,000     15,620,958

Alpine Securitization Corp., 5.85%, 2/10/2000 ........   43,500,000     42,998,119

Alpine Securitization Corp., 5.85%, 2/25/2000 ........   25,000,000     24,650,625

Amsterdam Funding Corp., 5.35%, 12/6/1999 ............   50,000,000     49,962,847

Amsterdam Funding Corp., 5.84%, 1/14/2000 ............   35,000,000     34,750,178

Amsterdam Funding Corp., 5.99%, 1/20/2000 ............   31,239,000     30,979,109

Atlantis One Funding Corp., 6.00%, 1/25/2000 .........   25,000,000     24,770,833

Atlantis One Funding Corp., 5.74%, 2/24/2000 .........   50,000,000     49,322,361

Banco de Galicia y Buenos Aires, 5.4%, 12/21/1999 ....   35,000,000     34,895,000

Barton Capital Corp., 5.36%, 12/7/1999 ...............   50,000,000     49,955,333

Barton Capital Corp., 6.00%, 1/19/2000 ...............   13,500,000     13,389,750

Barton Capital Corp., 5.85%, 1/24/2000 ...............   40,911,000     40,552,006

Baxter International Inc., 5.75%, 1/31/2000 ..........   50,000,000     49,512,847

CSW Credit Corp., 6.00%, 1/13/2000 ...................   75,000,000     74,462,500

China Merchants, 5.42%, 12/8/1999 ....................   15,000,000     14,984,192

China Merchants, 6.03%, 2/25/2000 ....................   40,000,000     39,423,800

Coca-Cola Enterprises, 5.81%, 1/28/2000 ..............   40,000,000     39,625,578

Corporate Asset Funding Co., 5.98%, 1/26/2000 ........   50,000,000     49,534,889

Corporate Receivables Corp., 5.98%, 1/26/2000 ........   50,000,000     49,534,889

Corporate Receivables Corp., 6.05%, 1/26/2000 ........   50,000,000     49,529,444

Duke Capital Corp., 5.86%, 1/27/2000 .................   35,000,000     34,675,258

Enterprise Funding Corp., 6.05%, 1/28/2000 ...........   26,371,000     26,113,956

Eureka Securitization Inc., 6.00%, 1/25/2000 .........   50,000,000     49,541,667

Eureka Securitization Inc., 6.00%, 2/4/2000 ..........   50,000,000     49,458,333

Falcon Asset Securitization Corp., 5.35%, 12/15/1999 .  100,000,000     99,791,944

Falcon Asset Securitization Corp., 6.05, 1/13/2000 ...   75,000,000     74,458,021

Forrestal Funding, 5.80%, 1/21/2000 ..................   50,000,000     49,589,167

Forrestal Funding, 6.07%, 1/25/2000 ..................   29,000,000     28,731,065

Fortis Finance Inc., 5.95%, 2/24/2000 ................   45,605,000     44,964,313

Fountain Square, 6.11%, 1/31/2000 ....................   23,549,000     23,305,195

Four Winds Funding Corp., 5.34%, 12/6/1999 ...........   60,000,000     59,955,500

    The accompanying notes are an integral part of the financial statements.

                                       6

------------------------------------------------------------------------------------
                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------

Four Winds Funding Corp., 5.90%, 2/1/2000 ............   37,000,000     36,624,039

GMAC Mortgage Corporation of Pennsylvania, 5.465%,
  12/1/1999 ..........................................   64,000,000     64,000,000

GTE Corp., 6.00%, 2/29/2000 ..........................   14,000,000     13,790,000

Galaxy Funding Corp., 5.99%, 2/24/2000 ...............   75,000,000     73,939,271

Giro Funding Corp., 6.06%, 2/1/2000 ..................   20,000,000     19,791,267

International Securitization Corp., 5.37%, 12/3/1999 .   50,000,000     49,985,083

International Securitization Corp., 6.15%, 1/18/2000 .   36,617,000     36,316,741

International Securitization Corp., 6.13%, 1/31/2000 .   68,719,000     68,005,220

Intrepid Funding Master Trust, 5.75%, 1/27/2000 ......   50,000,000     49,544,792

Lexington Parker Capital Corp., 6.10%, 1/25/2000 .....   50,000,000     49,534,028

Lexington Parker Capital Corp., 6.01%, 1/26/2000 .....   20,000,000     19,813,022

Lexington Parker Capital Corp., 6.00%, 1/27/2000 .....   50,000,000     49,525,000

Mont Blanc Capital Corp., 5.85%, 1/21/2000 ...........   35,760,000     35,463,639

Mont Blanc Capital Corp., 6.00%, 1/24/2000 ...........   42,000,000     41,622,000

Monte Rosa Capital Corp., 5.86%, 1/21/2000 ...........   29,280,000     29,036,927

Morgan Stanley, 6.00%, 1/27/2000 .....................  100,000,000     99,050,000

Moriarty Ltd., 6.05%, 1/14/2000 ......................   50,000,000     49,630,278

Moriarty Ltd., 6.08%, 1/18/2000 ......................   25,000,000     24,797,333

Nordbanken North America, Inc., 5.85%, 2/1/2000 ......   10,000,000      9,899,250

Old Line Funding Corp., 6.00%, 1/31/2000 .............   12,000,000     11,878,000

Park Avenue Receivables, 5.35%, 12/6/1999 ............   63,371,000     63,323,912

Preferred Receivables Funding Corp., 6.03%,
  1/27/2000 ..........................................   90,000,000     89,137,875

Preferred Receivables Funding Corp., 6.05%,
 1/28/2000 ...........................................   50,000,000     49,514,250

Province of British Columbia, 5.05%, 12/6/1999 .......   11,800,000     11,791,724

Receivables Capital Corp., 5.82%, 1/14/2000 ..........   50,000,000     49,644,333

Receivables Capital Corp., 6.00%, 1/25/2000 ..........   30,000,000     29,725,000

Royal Bank of Scotland, 5.99%, 1/20/2000 .............   50,000,000     49,584,028

Scaldis Capital LLC, 5.95%, 3/24/2000 ................   15,603,000     15,309,013

Sheffield Receivables Corp., 6.10%, 1/20/2000 ........   50,000,000     49,576,389

Sheffield Receivables Corp., 6.05%, 1/21/2000 ........   50,000,000     49,571,458

Spintab AB, 6.00%, 1/21/2000 .........................   75,000,000     74,362,500

Superior Funding Corp., 6.00%, 2/29/2000 .............   91,330,000     89,960,050

Sweetwater Capital Corp., 5.36%, 12/8/1999 ...........  100,000,000     99,895,778

Sweetwater Capital Corp., 6.10%, 1/25/2000 ...........   16,614,000     16,459,167

Sweetwater Capital Corp., 6.09%, 1/31/2000 ...........   40,564,000     40,145,413

Thunder Bay Funding, Inc., 5.37%, 12/1/1999 ..........   50,000,000     50,000,000

UBS Finance Corp., 4.93%, 12/15/1999 .................   50,000,000     49,904,139

Variable Funding Corp., 5.82%, 1/19/2000 .............   50,000,000     49,603,917

WCP Funding Inc., 6.00%, 2/25/2000 ...................   50,000,000     49,283,333

    The accompanying notes are an integral part of the financial statements.

                                       7

------------------------------------------------------------------------------------
                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------

Windmill Funding Corp., 6.05%, 1/13/2000 .............   25,000,000     24,819,340

------------------------------------------------------------------------------------
Total Commercial Paper (Cost $3,152,897,186)                        3,152,897,186
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
Certificates Of Deposit 23.7%
------------------------------------------------------------------------------------

Allfirst Bank, 5.592%, 12/6/1999* ....................   50,000,000     49,988,628

AmSouth Bank, 6.144%, 12/12/1999* ....................   40,000,000     40,000,000

Bank of America, 5.749%, 1/21/2000* ..................   50,000,000     50,000,000

Bayerische Landesbank, 5.289%, 12/10/1999* ...........   40,000,000     39,990,005

Canadian Imperial Bank, 6.005%, 1/7/2000* ............   10,000,000      9,997,363

Capital One Bank, 5.75%, 12/1/1999* ..................   29,900,000     29,900,000

Capital One Bank, 5.75%, 12/1/1999* ..................   23,806,000     23,806,000

Capital One Bank, 5.75%, 12/1/1999* ..................   26,224,000     26,224,000

Den Danske Bank, 5.529%, 12/23/1999* .................   30,000,000     29,993,376

Denmark Danske Bank, 5.379%, 12/17/1999* .............   20,000,000     19,996,645

Deutsche Bank AG, 5.63%, 1/26/2000* ..................   40,000,000     39,988,535

Dresdner Bank, 5.438%, 12/1/1999 .....................  198,000,000    198,000,000

Dresdner Bank, 5.559%, 12/23/1999* ...................   50,000,000     49,987,435

Fifth Third Bank, 5.625%, 12/1/1999 ..................  270,000,000    270,000,000

First Union National Bank, 5.379%, 12/8/1999* ........   20,000,000     20,000,000

First Union National Bank, 5.614%, 12/27/1999* .......   15,000,000     15,000,000

Huntington Bank, 5.438%, 12/1/1999 ...................   99,000,000     99,000,000

Key Bank, N.A., 5.395%, 12/8/1999* ...................   35,000,000     34,980,320

National City Bank of Cleveland, 5.438%, 12/1/1999 ...  270,000,000    270,000,000

Old Kent Bank, 5.69%, 12/16/1999* ....................   10,000,000      9,997,868

PNC Bank Corp., 5.574%, 12/27/1999* ..................   35,000,000     35,001,633

------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $1,361,851,808)                  1,361,851,808
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
Short-Term and Medium-Term Notes 19.6%
------------------------------------------------------------------------------------

American Express Centurion Bank, 5.417%, 12/15/1999* .   15,000,000     15,000,000

American Express Centurion Bank, 5.462%, 12/20/1999* .   15,000,000     15,000,000

American Express Centurion Bank, 5.562%, 12/22/1999* .   22,000,000     22,000,000

American Honda Finance Corp., 5.622%, 12/22/1999* ....   15,500,000     15,499,320

AmSouth Bank, 5.347%, 12/15/1999* ....................   20,000,000     19,997,705

Bank of Montreal, 5.80%, 12/9/1999* ..................   50,000,000     49,981,147

BankOne Corp., 6.115%, 1/5/2000* .....................   25,000,000     24,989,679

BankOne Corp., 6.239%, 2/4/2000* .....................   20,000,000     19,998,796

    The accompanying notes are an integral part of the financial statements.

                                       8

------------------------------------------------------------------------------------
                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------



Caterpillar Financial Services, 6.064%, 2/11/2000* ...   15,000,000     15,001,522

CIT Group Holdings Corp., 5.632%, 2/16/2000* .........   40,000,000     39,988,131

Comerica Bank, 5.32%, 12/13/1999* ....................   25,000,000     24,993,431

Comerica Bank, 5.65%, 12/15/1999* ....................   40,000,000     39,994,544

Credit Suisse First Boston Corp., 5.72%, 12/9/1999* ..   50,000,000     50,000,000

Fleet National Bank, 5.66%, 12/15/1999* ..............   50,000,000     49,994,399

Goldman Sachs Group, 6.21%, 2/3/2000 .................   65,000,000     65,000,000

IBM Corp., 5.07%, 3/22/2000 ..........................   50,000,000     49,992,286

John Deere Capital Corp., 5.65%, 12/15/1999* .........   41,000,000     40,994,150

Key Bank., N.A., 6.084%, 2/21/2000* ..................   22,000,000     22,001,321

MMR Funding I, 5.75%, 12/1/1999* .....................    5,500,000      5,500,000

National City Bank of Kentucky, 6.21%, 1/7/2000* .....   50,000,000     50,031,488

National Rural Utilities Cooperative Finance Corp.,
  5.425%, 12/8/1999* .................................   50,000,000     49,992,295

Norwest Financial Inc., 5.425%, 12/7/1999* ...........   50,000,000     49,977,343

PNC Bank Corp., 5.315%, 12/7/1999* ...................   25,000,000     24,993,674

Sigma Finance Inc., 5.732%, 12/30/1999* ..............   65,000,000     65,000,000

Skandinaviska Enskilda, 5.611%, 12/29/1999* ..........   25,000,000     24,992,688

Skandinaviska Enskilda, 6.082%, 12/24/1999* ..........   50,000,000     49,990,448

SMM Trust Series 1999-A, 6.298%, 1/13/2000* ..........   50,000,000     50,000,000

Southern California Edison, 5.694%, 12/27/1999* ......   20,000,000     20,000,000

Student Loan Marketing Association, 6.00%, 2/1/2000* .   30,000,000     29,990,633

Transamerica Finance Corp., 6.173%, 12/1/1999* .......   50,000,000     50,000,000

Xerox Credit Corp., 6.044%, 2/8/2000* ................   75,000,000     74,971,860

------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes (Cost $1,125,866,860)         1,125,866,860
------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $5,736,118,854) (a)       5,736,118,854
------------------------------------------------------------------------------------

(a)  Cost for federal income tax purposes is $5,736,118,854.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of November 30, 1999.

** Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------
Investments in securities, at value (cost $5,736,118,854) .........  $5,736,118,854

Cash ..............................................................       1,684,356

Receivable for Fund shares sold ...................................         164,976

Interest receivable ...............................................       9,205,585

Other assets ......................................................         348,449
                                                                     ---------------
Total assets ......................................................   5,747,522,220

Liabilities
------------------------------------------------------------------------------------
Dividends payable .................................................      22,688,829

Accrued management fee ............................................         878,146

Other accrued expenses and payables ...............................         300,009
                                                                     ---------------
Total liabilities .................................................      23,866,984

------------------------------------------------------------------------------------
Net assets, at value                                                 $5,723,655,236
------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------
Managed Shares:

Net assets applicable to shares outstanding .......................  $  388,325,124

Shares outstanding of capital stock, $.001 par value, 800,000,000,
  500,000,000, and 1,500,000,000 shares authorized, respectively ..     388,325,124

Net Asset Value, offering and redemption price per share (net        ---------------
  assets / shares outstanding) ....................................  $         1.00
                                                                     ---------------
Institutional Shares:

Net assets applicable to shares outstanding .......................  $4,205,847,586

Shares outstanding of capital stock, $.001 par value,
  3,615,000,000, 500,000,000, and 1,500,000,000 shares authorized,
  respectively ....................................................   4,205,847,586

Net Asset Value, offering and redemption price per share (net        ---------------
  assets / shares outstanding) ....................................  $         1.00
                                                                     ---------------
Premium Money Market Shares:

Net assets applicable to shares outstanding .......................  $1,079,963,105

Shares outstanding of capital stock, $.001 par value, 2,180,000,000
  shares authorized ...............................................   1,079,963,105

Net Asset Value, offering and redemption price per share (net        ---------------
  assets / shares outstanding) ....................................  $         1.00
                                                                     ---------------
Prime Reserve Money Market Shares:

Net assets applicable to shares outstanding .......................  $   49,519,421

Shares outstanding of capital stock, $.001 par value,
  1,180,000,000 shares authorized .................................      49,519,421

Net Asset Value, offering and redemption price per share (net        ---------------
  assets / shares outstanding) ....................................  $         1.00
                                                                     ---------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations for the six months ended November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------
Interest ..........................................................  $  110,461,974
                                                                     ---------------
Expenses:

Management fee ....................................................       5,047,311

Services to shareholders ..........................................         502,320

Custodian and accounting fees .....................................         288,416

Auditing ..........................................................          15,439

Legal .............................................................          33,863

Directors' fees and expenses ......................................           8,001

Reports to shareholders ...........................................          77,548

Registration fees .................................................         177,793

Other .............................................................         108,454
                                                                     ---------------
Total expenses, before expense reductions .........................       6,259,145

Expense reductions ................................................     (2,900,715)
                                                                     ---------------
Total expenses, after expense reductions ..........................       3,358,430

------------------------------------------------------------------------------------
Net investment income                                                   107,103,544
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $  107,103,544
------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Money Market Series
--------------------------------------------------------------------------------


Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------
Operations: .......................................................

Net investment income .............................................

Distributions to shareholders from:

Net investment income (Managed Shares) ............................

Net investment income (Institutional Shares) ......................

Net investment income (Premium Money Market Shares) ...............

Net investment income (Prime Reserve Money Market Shares) .........

Fund share transactions:

Managed Shares:

Proceeds from shares sold .........................................

Reinvestment of distributions .....................................

Cost of shares redeemed ...........................................

Net increase (decrease) in net assets from Fund
  share transactions ..............................................

Institutional Shares:

Proceeds from shares sold .........................................

Reinvestment of distributions .....................................

Cost of shares redeemed ...........................................

Net increase (decrease) in net assets from Fund
  share transactions ..............................................

Premium Money Market Shares:

Proceeds from shares sold .........................................

Reinvestment of distributions .....................................

Cost of shares redeemed ...........................................

Net increase (decrease) in net assets from Fund
  share transactions ..............................................

Prime Reserve Money Market Shares:

Proceeds from shares sold .........................................

Reinvestment of distributions .....................................

Cost of shares redeemed ...........................................

Net increase (decrease) in net assets from Fund
  share transactions ..............................................

Increase (decrease) in net assets .................................

Net assets at beginning of period .................................

Net assets at end of period .......................................

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Six Months
 Ended November     Five Months      Year Ended
    30, 1999       Ended May 31,    December 31,
  (Unaudited)          1999             1998
-----------------------------------------------------
$  107,103,544    $   59,023,051   $   88,278,881
---------------   ---------------  ------------------

   (9,980,703)       (7,380,665)     (18,908,573)
---------------   ---------------  ------------------
  (70,041,806)      (33,615,524)     (38,347,244)
---------------   ---------------  ------------------
  (25,981,816)      (17,567,663)     (30,962,225)
---------------   ---------------  ------------------
   (1,099,219)         (459,199)         (60,839)
---------------   ---------------  ------------------

   527,962,270       673,318,688    1,521,267,560

     2,138,664         1,551,477        5,506,361

 (536,988,550)     (607,192,461)   (1,568,154,523)
---------------   ---------------  ------------------
   (6,887,616)        67,677,704     (41,380,602)
---------------   ---------------  ------------------

33,775,631,487    11,712,781,921    5,884,096,724

    17,038,827        11,965,433       14,372,769

(31,392,611,715)  (10,985,348,196) (5,169,903,810)
---------------   ---------------  ------------------
 2,400,058,599       739,399,158      728,565,683
---------------   ---------------  ------------------

 1,238,835,258     1,070,305,354    2,381,877,957

    22,357,959        15,125,932       24,053,642

(1,117,314,163)    (956,923,660)   (1,933,144,105)
---------------   ---------------  ------------------
   143,879,054       128,507,626      472,787,494
---------------   ---------------  ------------------

    52,526,677        41,129,865       15,004,074

       949,488           341,450           17,985

  (37,771,971)      (19,992,513)      (2,685,634)
---------------   ---------------  ------------------
    15,704,194        21,478,802       12,336,425
---------------   ---------------  ------------------

 2,552,754,231       957,063,290    1,172,309,000

 3,170,901,005     2,213,837,715    1,041,528,715

---------------   ---------------  ------------------
$5,723,655,236    $3,170,901,005   $2,213,837,715
---------------   ---------------  ------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

------------------------------------------------------------------------------------
                                                 1999(a)  1999(b)  1998(c) 1997(d)
------------------------------------------------------------------------------------
Net asset value, beginning of period             $1.000   $1.000   $1.000  $1.000
                                                 -----------------------------------
------------------------------------------------------------------------------------
  Net investment income                            .026     .020     .054    .022
------------------------------------------------------------------------------------
  Distributions from net investment income        (.026)   (.020)   (.054)  (.022)
------------------------------------------------------------------------------------
Net asset value, end of period                   $1.000   $1.000   $1.000  $1.000
                                                 -----------------------------------
------------------------------------------------------------------------------------
Total return (%) (e)                              2.65**   2.03**   5.52    2.25**
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ millions)           4,206    1,806    1,066     338
------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)    .28*     .28*     .29     .31*
------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)     .14*     .14*     .18     .26*
------------------------------------------------------------------------------------
Ratio of net investment income (%)                5.30*    4.87*    5.34    5.39*
------------------------------------------------------------------------------------

(a)  For the six months ended November 30, 1999 (Unaudited).

(b) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(c)  For the year ended December 31, 1998.

(d) For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

(e)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                     (Unaudited)

A. Significant Accounting Policies

Scudder Money Market Series (the "Cash Fund" or the "Fund"), Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are the three diversified investment portfolios comprising Scudder Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each of the Funds offers classes of shares as follows: Scudder Money Market Series offers Premium Money Market Shares, Prime Reserve Money Market Shares, Managed Shares and Institutional Shares; Scudder Tax Free Money Market Series offers Managed Shares and Institutional Shares; and Scudder Government Money Market Series offers Managed Shares and Institutional Shares.

The Board of Directors of Scudder Fund, Inc. has approved the ceasing of operations of the Institutional Shares and Managed Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series effective on or about January 24, 2000.

On November 13, 1998 the Board of Directors changed the fiscal year end of the Fund from December 31 to May 31.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Corporation's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 1999, the Fund had a net tax basis capital loss carryforward of approximately $1,200 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2007, the expiration date.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Under the Management Agreements (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of each Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold, or entered into by each Fund. The Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for the Fund. Also, the Adviser has agreed to waive a portion of its investment management fee for the Fund. The fee was waived to the extent necessary so that the total annualized investment management fee of the Fund does not exceed 0.11% of average daily net assets.

For the six months ended November 30, 1999, the Adviser did not impose fees of $2,826,494 and did impose fees of $2,220,817.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of each Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the six months ended November 30, 1999 the following amounts were charged to the Fund:

Managed Shares ..........................................       $       50,480

Institutional Shares ....................................               16,902

Premium Shares ..........................................              228,162

Prime Reserve Shares ....................................               64,655
                                                                ---------------
                                                                $      360,199
                                                                ---------------
Amount unpaid at November 30, 1999 ......................       $      109,341

The Fund has arrangements with certain banks, institutions and other persons under which they receive compensation from the Fund and the Adviser for performing shareholder servicing functions for their customers who own shares in the Fund. In connection with these arrangements for the six months ended November 30, 1999, the Fund's receivable for the Adviser's portion of shareholder servicing fees paid to certain banks and institutions aggregated $91,350.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the six months ended November 30, 1999, the amount charged to the Fund by SFAC aggregated $196,958, of which $163,262 remains unpaid at November 30, 1999.

The Corporation pays each of its Directors not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended November 30, 1999, Directors' fees and expenses aggregated $8,001.

The Corporation has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Fund constituting the Corporation aggregated $95,376 as of November 30, 1999, an applicable portion of which is included in accrued expenses of the Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on the number of shareholder accounts. For the six months ended November 30, 1999, the following amounts were expensed by the Fund:

Managed Shares ..........................................       $       19,571

Institutional Shares ....................................               35,015

Premium Shares ..........................................               15,504

Prime Reserve Shares ....................................                7,458
                                                                ---------------
                                                                $       77,548
                                                                ---------------
Amount unpaid at November 30, 1999 ......................       $       27,406

C. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended November 30, 1999, the custodian and transfer agent fees were reduced as follows:

Custodian ...............................................       $       29,738

Transfer Agent ..........................................               44,483
                                                                ---------------
                                                                $       74,221
                                                                ---------------

D. Line of Credit

The Corporation and several other Scudder Funds (the "Participants") share in a $1 billion revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Officers and Directors
--------------------------------------------------------------------------------


Board of Directors

Kathryn L. Quirk*                 Chairperson, President and Assistant Secretary

Dr. Rosita P. Chang^(2)^(3)       Professor of Finance, University of Rhode
                                  Island

Edgar R. Fiedler^(1)^(2)^(3)^(4)  Senior Fellow and Economic Counsellor,
                                  The Conference Board, Inc.

Peter B. Freeman^(1)^ (2)^(3)^(4) Corporate Director and Trustee

Dr. J.D. Hammond^(2)^(3)          Dean, Smeal College of Business Administration

Richard M. Hunt^(2)^(3)           University Marshal and Senior Lecturer,
                                  Harvard University

                                  ^(1) Member of Executive Committee
                                  ^(2) Member of Nominating Committee
                                  ^(3) Member of Audit Committee
                                  ^(4) Member of Valuation Committee

--------------------------------------------------------------------------------

Officers

Ann M. McCreary*                  Vice President

Frank J. Rachwalski, Jr.*         Vice President

John Millette*                    Vice President and Secretary

John R. Hebble*                   Treasurer

Caroline Pearson*                 Assistant Secretary



*Scudder Kemper Investments, Inc.

About the Fund's Adviser

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded over 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.





[LOGO] SCUDDER
       INVESTMENTS (SM)

222 South Riverside Plaza, 33rd Floor
Chicago, IL 60606-5808

Tel:  800 537 3177
E-mail:  ifunds@scudder.com
Web:  http://institutionalfunds.scudder.com

A member of the [LOGO] Zurich Financial Services Group